Convertible Debentures	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Convertible Debentures

4. Convertible Debentures

a)	In August 2013, the Company issued a convertible debenture to a non-related party for $32,500. Under the terms of the note, the amount owing is unsecured, bears interest at 8% per annum, and matures on May 5, 2014. The note is convertible into shares of common stock 180 days after the date of issuance (January 28, 2014) at a conversion rate of 58% of the average of the three lowest bid prices of the Company’s common stock for the ten trading days ending one trading day prior to the date of the conversion notice is sent by the holder of the Company. The Company incurred financing costs of $2,500 in connection with the financing, which was deferred and is being amortized over the term of the debt. During the year ended December 31, 2015, the Company amortized $nil (2014 - $1,103) of the deferred financing costs.

Due to this provision, the embedded conversion option qualifies for derivative accounting under ASC 815-15 “Derivatives and Hedging”. The fair value of the derivative liability resulted in a discount to the note payable of $32,500. The carrying value of the convertible note will be accreted over the term of the convertible note up to the value of $32,500. During the year ended December 31, 2014, the Company issued 1,306,199 shares of common stock for the conversion of $32,500 of the note and $1,300 of accrued interest. During the year ended December 31, 2015, $nil (2014 - $14,445) of accretion expense had been recorded and the note has been fully converted.

b)	In October 2013, the Company issued a convertible debenture to a non-related party for $32,500. Under the terms of the note, the amount owing is unsecured, bears interest at 8% per annum, and matures on July 5, 2014. The note is convertible into shares of common stock 180 days after the date of issuance (March 30, 2014) at a conversion rate of 58% of the average of the three lowest bid prices of the Company’s common stock for the ten trading days ending one trading day prior to the date of the conversion notice is sent by the holder of the Company. The Company incurred financing costs of $2,500 in connection with the financing, which was deferred and is being amortized over the term of the debt. During the year ended December 31, 2015, the Company amortized $nil (2014 - $1,664) of the deferred financing costs.

Due to this provision, the embedded conversion option qualifies for derivative accounting under ASC 815-15 “Derivatives and Hedging”. The fair value of the derivative liability resulted in a discount to the note payable of $32,500. The carrying value of the convertible note will be accreted over the term of the convertible note up to the value of $32,500. During the year ended December 31, 2014, the Company issued 1,687,097 shares of common stock for the conversion of $32,500 of the note and $1,300 of accrued interest. During the year ended December 31, 2015, $nil (2014 - $21,667) of accretion expense had been recorded and the note has been fully converted.

c)	In October 2013, the Company issued a convertible debenture to a non-related party for $32,500. Under the terms of the note, the amount owing is unsecured, bears interest at 8% per annum, and matures on August 4, 2014. The note is convertible into shares of common stock 180 days after the date of issuance (April 29, 2014) at a conversion rate of 58% of the average of the three lowest bid prices of the Company’s common stock for the ten trading days ending one trading day prior to the date of the conversion notice is sent by the holder of the Company. The Company incurred financing costs of $2,500 in connection with the financing, which was deferred and is being amortized over the term of the debt. During the year ended December 31, 2015, the Company amortized $nil (2014 - $1,939) of the deferred financing costs.

Due to this provision, the embedded conversion option qualifies for derivative accounting under ASC 815-15 “Derivatives and Hedging”. The fair value of the derivative liability resulted in a full discount to the note payable of $32,500. The carrying value of the convertible note will be accreted over the term of the convertible note up to the value of $32,500. During the year ended December 31, 2014, the Company issued 1,442,781 shares of common stock for the conversion of $32,500 of the note and $1,300 of accrued interest. During the year ended December 31, 2015, $nil (2014 - $25,278) of accretion expense had been recorded and the note has been fully converted.

d)	In December 2013, the Company issued a convertible debenture to a non-related party for $32,500. Under the terms of the note, the amount owing is unsecured, bears interest at 8% per annum, and matures on September 19, 2014. The note is convertible into shares of common stock 180 days after the date of issuance (June 15, 2014) at a conversion rate of 58% of the average of the three lowest bid prices of the Company’s common stock for the ten trading days ending one trading day prior to the date of the conversion notice is sent by the holder of the Company. The Company incurred financing costs of $2,500 in connection with the financing, which was deferred and is being amortized over the term of the debt. During the year ended December 31, 2015, the Company amortized $nil (2014 - $2,372) of the deferred financing costs.

Due to this provision, the embedded conversion option qualifies for derivative accounting under ASC 815-15 “Derivatives and Hedging”. The fair value of the derivative liability resulted in a discount to the note payable of $32,500. The carrying value of the convertible note will be accreted over the term of the convertible note up to the value of $32,500. During the year ended December 31, 2014, the Company issued 1,383,394 shares of common stock for the conversion of $32,500 of the note and $1,300 of accrued interest. During the year ended December 31, 2015, $nil (2014 - $30,694) of accretion expense had been recorded and the note has been fully converted.

e)	In January 2014, the Company issued a convertible debenture to a non-related party for $37,500. Under the terms of the note, the amount owing is unsecured, bears interest at 8% per annum, and matures on October 14, 2014. The note is convertible into shares of common stock 180 days after the date of issuance (July 9, 2014) at a conversion rate of 58% of the average of the three lowest bid prices of the Company’s common stock for the ten trading days ending one trading day prior to the date of the conversion notice is sent by the holder of the Company. The Company incurred financing costs of $2,500 in connection with the financing, which was deferred and is being amortized over the term of the debt. During the year ended December 31, 2015, the Company amortized $nil (2014 - $2,500) of the deferred financing costs.

Due to this provision, the embedded conversion option qualifies for derivative accounting under ASC 815-15 “Derivatives and Hedging”. The fair value of the derivative liability resulted in a full discount to the note payable of $37,500. The carrying value of the convertible note will be accreted over the term of the convertible note up to the value of $37,500. During the year ended December 31, 2014, the Company issued 1,906,938 shares of common stock for the conversion of $37,500 of the note and $1,500 of accrued interest. During the year ended December 31, 2015, $nil (2014 - $37,500) of accretion expense had been recorded and the note has been fully converted.

f)	In March 2014, the Company issued a convertible debenture to a non-related party for $32,500. Under the terms of the note, the amount owing is unsecured, bears interest at 8% per annum, and matures on December 26, 2014. The note is convertible into shares of common stock 180 days after the date of issuance (September 15, 2014) at a conversion rate of 58% of the average of the three lowest bid prices of the Company’s common stock for the ten trading days ending one trading day prior to the date of the conversion notice is sent by the holder of the Company. The Company incurred financing costs of $2,500 in connection with the financing, which was deferred and is being amortized over the term of the debt. During the year ended December 31, 2015, the Company amortized $nil (2014 - $2,500) of the deferred financing costs.
Due to this provision, the embedded conversion option qualifies for derivative accounting under ASC 815-15 “Derivatives and Hedging”. The fair value of the derivative liability resulted in a full discount to the note payable of $32,500. The carrying value of the convertible note will be accreted over the term of the convertible note up to the value of $32,500. During the year ended December 31, 2014, the Company issued 3,318,215 shares of common stock for the conversion of $32,500 of the note and $1,700 of accrued interest. During the year ended December 31, 2015, $nil (2014 - $32,500) of accretion expense had been recorded and the note has been fully converted.
g)	In May 2014, the Company issued a convertible debenture to a non-related party for $42,500. Under the terms of the note, the amount owing is unsecured, bears interest at 8% per annum, and matures on February 16, 2015. The note is convertible into shares of common stock 180 days after the date of issuance (November 10, 2014) at a conversion rate of 58% of the average of the three lowest bid prices of the Company’s common stock for the ten trading days ending one trading day prior to the date of the conversion notice is sent by the holder of the Company. The Company incurred financing costs of $2,500 in connection with the financing, which was deferred and is being amortized over the term of the debt. During the year ended December 31, 2015, the Company amortized $423 (2014 - $2,077) of the deferred financing costs.

Due to this provision, the embedded conversion option qualifies for derivative accounting under ASC 815-15 “Derivatives and Hedging”. The fair value of the derivative liability resulted in a full discount to the note payable of $42,500. The carrying value of the convertible note will be accreted over the term of the convertible note up to the value of $42,500. During the year ended December 31, 2014, the Company issued 3,980,077 shares of common stock for the conversion of $42,500 of the note and $1,300 of accrued interest. During the year ended December 31, 2015, $nil (2014 - $42,500) of accretion expense had been recorded and the note has been fully converted.

h)	In June 2014, the Company issued a convertible debenture to a non-related party for $68,000. Under the terms of the note, the amount owing is unsecured, bears interest at 8% per annum, and matures on March 18, 2015. The note is convertible into shares of common stock 180 days after the date of issuance (December 13, 2014) at a conversion rate of 58% of the average of the three lowest bid prices of the Company’s common stock for the ten trading days ending one trading day prior to the date of the conversion notice is sent by the holder of the Company. The Company incurred financing costs of $3,000 in connection with the financing, which was deferred and is being amortized over the term of the debt. During the year ended December 31, 2015, the Company amortized $840 (2014 - $2,160) of the deferred financing costs.

Due to this provision, the embedded conversion option qualifies for derivative accounting under ASC 815-15 “Derivatives and Hedging”. The fair value of the derivative liability resulted in a full discount to the note payable of $68,000. The carrying value of the convertible note will be accreted over the term of the convertible note up to the value of $68,000. During the year ended December 31, 2014, the Company issued 3,402,974 shares of common stock for the conversion of $30,000 of the note. During the year ended December 31, 2015, the Company issued 5,735,211 shares of common stock for the conversion of $38,000 of the note and $2,720 of accrued interest. During the year ended December 31, 2015, $17,000 (2014 - $51,000) of accretion expense had been recorded.

i)	In July 2014, the Company issued a convertible debenture to a non-related party for $42,500. Under the terms of the note, the amount owing is unsecured, bears interest at 8% per annum, and matures on April 11, 2015. The note is convertible into shares of common stock 180 days after the date of issuance (January 5, 2015) at a conversion rate of 58% of the average of the three lowest bid prices of the Company’s common stock for the ten trading days ending one trading day prior to the date of the conversion notice is sent by the holder of the Company. The Company incurred financing costs of $2,500 in connection with the financing, which was deferred and is being amortized over the term of the debt. During the year ended December 31, 2015, the Company amortized $915 (2014 - $1,585) of the deferred financing costs.

Due to this provision, the embedded conversion option qualifies for derivative accounting under ASC 815-15 “Derivatives and Hedging”. The fair value of the derivative liability resulted in a full discount to the note payable of $42,500. The carrying value of the convertible note will be accreted over the term of the convertible note up to the value of $42,500. During the year ended December 31, 2015, the Company issued 6,075,118 shares of common stock for the conversion of $42,500 of the note and $1,700 of accrued interest. During the year ended December 31, 2015, $18,889 (2014 - $23,611) of accretion expense had been recorded.

j)	In October 2014, the Company issued a convertible debenture to a non-related party for $38,000. Under the terms of the note, the amount owing is unsecured, bears interest at 8% per annum, and matures on July 28, 2015. The note is convertible into shares of common stock 180 days after the date of issuance (April 22, 2015) at a conversion rate of 58% of the average of the three lowest bid prices of the Company’s common stock for the ten trading days ending one trading day prior to the date of the conversion notice is sent by the holder of the Company. The Company incurred financing costs of $3,000 in connection with the financing, which was deferred and is being amortized over the term of the debt. During the year ended December 31, 2015, the Company amortized $2,264 (2014 - $736) of the deferred financing costs.

Due to this provision, the embedded conversion option qualifies for derivative accounting under ASC 815-15 “Derivatives and Hedging”. The fair value of the derivative liability resulted in a full discount to the note payable of $38,000. The carrying value of the convertible note will be accreted over the term of the convertible note up to the value of $38,000. During the year ended December 31, 2015, the Company repaid $13,780 of the note with cash and issued 4,947,683 shares of common stock for the conversion of $28,830 of the note and $1,520 of accrued interest. During the year ended December 31, 2015, the Company defaulted on the loan and recorded an additional $4,610 to interest expense as a result. During the year ended December 31, 2015, $29,556 (2014 - $8,444) of accretion expense had been recorded.

k)	In January 2015, the Company issued a $43,000 convertible debenture to a non-related party, in exchange for proceeds of $41,500, net of an original issuance discount of $1,500. Under the terms of the note, the amount owing is unsecured, bears interest of at 10% per annum, and matures on January 5, 2016. The note is convertible into shares of common stock immediately at a conversion rate of 58% of the average of the three lowest bid prices of the Company’s common stock for the ten trading days ending one trading day prior to the date of the conversion notice is sent by the holder of the Company. The Company incurred financing costs of $1,500 in connection with the financing, which was deferred and is being amortized over the term of the debt. During the year ended December 31, 2015, the Company amortized $1,484 (2014 - $nil) of the deferred financing costs.

Due to this provision, the embedded conversion option qualifies for derivative accounting under ASC 815-15 “Derivatives and Hedging”. The fair value of the derivative liability resulted in a full discount to the note payable of $40,000. The carrying value of the convertible note will be accreted over the term of the convertible note up to the value of $43,000. During the year ended December 31, 2015, the Company issued 7,186,111 shares of common stock for the conversion of $43,000 of the note and $2,704 of accrued interest. During the year ended December 31, 2015, $40,000 (2014 - $nil) of accretion expense had been recorded.

l)	In July 2015, the Company issued a $46,000 convertible debenture to a non-related party, in exchange for proceeds of $42,500, net of an original issuance discount of $3,500. Under the terms of the note, the amount owing is unsecured, bears interest at 10% per annum, and matures on July 7, 2016. The note is convertible into shares of common stock immediately at a conversion rate of 58% of the lowest bid price of the Company’s common stock for the ten trading days ending one trading day prior to the date of the conversion notice is sent by the holder of the Company. The Company incurred financing costs of $1,500 in connection with the financing, which was deferred and is being amortized over the term of the debt. During the year ended December 31, 2015, the Company amortized $730 (2014 - $nil) of the deferred financing costs.

Due to this provision, the embedded conversion option qualifies for derivative accounting under ASC 815-15 “Derivatives and Hedging”. The fair value of the derivative liability resulted in a discount to the note payable of $6,265. The carrying value of the convertible note will be accreted over the term of the convertible note up to the value of $46,000. During the year ended December 31, 2015, $3,133 (2014 - $nil) of accretion expense had been recorded.

m)	In August 2015, the Company issued a convertible debenture to a non-related party for up to $250,000, with an original issuance discount of 10% which will be deferred and accreted over the term of the debenture. Under the terms of the note, the amount owing is unsecured, bears one-time interest at 12%, and matures two years from the date the proceeds were received. The note is convertible into shares of common stock immediately at a conversion rate of the lesser of $0.0131 or 60% of average of the three lowest bid prices of the Company’s common stock for the twenty trading days ending one trading day prior to the date of the conversion notice is sent by the holder of the Company.

In August 2015, the Company received proceeds under the first tranche of this convertible note of $55,556 consisting of proceeds of $50,000 net of an original issuance discount of $5,556.

Due to this provision, the embedded conversion option qualifies for derivative accounting under ASC 815-15 “Derivatives and Hedging”. The fair value of the derivative liability resulted in a full discount to the note payable of $55,556. The carrying value of the convertible note will be accreted over the term of the convertible note up to the value of $55,556. During the year ended December 31, 2015, $23,148 (2014 - $nil) of accretion expense had been recorded.

In December 2015, the Company received proceeds under the second tranche of this convertible note of $27,778 consisting of proceeds of $25,000 net of an original issuance discount of $2,778.

Due to this provision, the embedded conversion option qualifies for derivative accounting under ASC 815-15 “Derivatives and Hedging”. The fair value of the derivative liability resulted in a full discount to the note payable of $27,778. The carrying value of the convertible note will be accreted over the term of the convertible note up to the value of $27,778. During the year ended December 31, 2015, $1,157 (2014 - $nil) of accretion expense had been recorded.

n)	In September 2015, the Company issued a $33,500 convertible debenture to a non-related party, in exchange for $31,000, net of an original issuance discount of $2,500. Under the terms of the note, the amount owing is unsecured, bears interest at 10% per annum, and matures on September 28, 2016. The note is convertible into shares of common stock immediately at a conversion rate of 58% of average of the two lowest bid prices of the Company’s common stock for the ten trading days ending one trading day prior to the date of the conversion notice is sent by the holder of the Company. The Company incurred financing costs of $1,000 in connection with the financing, which was deferred and is being amortized over the term of the debt. During the year ended December 31, 2015, the Company amortized $260 (2014 - $nil) of the deferred financing costs.

Due to this provision, the embedded conversion option qualifies for derivative accounting under ASC 815-15 “Derivatives and Hedging”. The fair value of the derivative liability resulted in a discount to the note payable of $4,775. The carrying value of the convertible note will be accreted over the term of the convertible note up to the value of $33,500. During the year ended December 31, 2015, $1,194 (2014 - $nil) of accretion expense had been recorded.